Income Taxes (Income Tax Expense (Benefit) Attributable to Income (Loss) before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Current Income Tax Expense Benefit
U.S. federal					$ (30)
State and local			1	3	(1)
Current Income Tax Expense (Benefit), Total			1	3	(31)
Deferred Income Tax Expense
U.S. federal
State and local
Deferred Income Tax Expense (Benefit), Total
Income Tax Expense Benefit
U.S. federal					(30)
State and local			1	3	(1)
Income tax expense (benefit)	$ 1	$ 1	$ 1	$ 3	$ (31)